Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000234159 | SPDR Blackstone Senior Loan ETFFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000234159 | JetBlue Airways Corp./JetBlue Loyalty LPFR_476920AA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234159 | Fair Isaac Corp.FR_303250AF1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234159 | Nexstar Media, Inc.FR_65336YAN3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234159 | Rakuten Group, Inc.FR_75102WAK4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234159 | TransDigm, Inc.FR_893647BU0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234159 | Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLCFR_03969YAB4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234159 | Avis Budget Car Rental LLC/Avis Budget Finance, Inc.FR_053773BJ5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234159 | goeasy Ltd.FR_380355AJ6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234159 | MPT Operating Partnership LP/MPT Finance Corp.FR_55342UAJ3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234159 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000234159 | AssetSenior Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000234159 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000234159 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000234159 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000234159 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101921 | AssuredPartners, Inc.FR_04621HAW3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101921 | Twitter, Inc.FR_90184NAG3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101921 | Zayo Group Holdings, Inc.FR_98919XAB7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101921 | Barclays Capital, IncFR_068992007_4.360000_2026-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000101921 | Boost Newco Borrower LLCFR_92943EAG1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000101921 | McAfee LLCFR_57906HAF4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000101921 | Gainwell Acquisition Corp.FR_59909TAC8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000101921 | Team Health Holdings, Inc.FR_87817JAG3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000101921 | Allied Universal Holdco LLCFR_01957TAH0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000101921 | Great Outdoors Group LLCFR_07014QAP6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000101921 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000101921 | AssetSenior Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000101921 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000101921 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000101921 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000164161 | Chile Electricity Lux MPC II SARLFR_16882LAB8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164161 | Oversea-Chinese Banking Corp. Ltd.FR_69033DAD9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164161 | Pertamina Persero PTFR_69370RAK3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164161 | DBS Group Holdings Ltd.FR_ACI1W6K10
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164161 | Banco Internacional del Peru SAA InterbankFR_P13435AD7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164161 | Guara Norte SARLFR_L4R02QAA8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164161 | Raizen Fuels Finance SAFR_L7909CAE7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164161 | Banco de Credito del Peru SAFR_05971V2D6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164161 | GNL Quintero SAFR_P4909LAA8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164161 | Mexico Generadora de Energia S de RealFR_P66208AA0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164161 | Peru
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000164161 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000164161 | Chile
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000164161 | India
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000164161 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000164161 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000164161 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000164161 | Paraguay
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164161 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000164161 | Morocco
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164160 | U.S. Treasury NotesFR_91282CCP4
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000164160 | U.S. Treasury NotesFR_91282CBJ9
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000164160 | U.S. Treasury NotesFR_91282CCF6
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164160 | U.S. Treasury NotesFR_91282CCZ2
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000164160 | U.S. Treasury NotesFR_912828ZV5
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164160 | U.S. Treasury BillsFR_912797PG6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164160 | U.S. Treasury NotesFR_91282CAV3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164160 | OBX TrustFR_67121DAA2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164160 | PRPM TrustFR_693983AA6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164160 | U.S. Treasury NotesFR_912828ZE3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000164160 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000164160 | IndustryAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000164160 | IndustryMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000164160 | IndustryCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000164160 | IndustryU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000164160 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164160 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164160 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164160 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164160 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144728 | U.S. Treasury NotesFR_91282CBJ9
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144728 | U.S. Treasury NotesFR_91282CCF6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144728 | U.S. Treasury NotesFR_91282CCZ2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144728 | U.S. Treasury NotesFR_91282CAV3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144728 | U.S. Treasury NotesFR_91282CBT7
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000144728 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144728 | U.S. Treasury NotesFR_91282CAZ4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144728 | Federal Home Loan Mortgage Corp.FR_3142GSE20
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144728 | Federal Home Loan Mortgage Corp.FR_3132DUJP3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144728 | Federal National Mortgage AssociationFR_3140QVEV2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144728 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000144728 | AssetSenior Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144728 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000144728 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144728 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144728 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000144728 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000144728 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000144728 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144728 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000229692 | SPDR Blackstone Senior Loan ETFFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000229692 | U.S. Treasury BillsFR_912797QA8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229692 | BCC Middle Market CLO LLCFR_05555YAA1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229692 | U.S. Treasury BillsFR_912797PX9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229692 | HSBC Holdings PLCFR_404280FA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229692 | Helmerich & Payne, Inc.FR_423452AK7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229692 | UniCredit SpAFR_904678AQ2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000229692 | Sedgwick Claims Management Services, Inc.FR_81527CAP2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229692 | S&S Holdings LLCFR_78524JAF8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000229692 | Galaxy U.S. Opco, Inc.FR_36321DAB3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229692 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000229692 | AssetSenior Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000229692 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000229692 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000229692 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000229692 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000229692 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000229692 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231369 | Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NYFR_59260XAN8
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000231369 | Public Finance Authority Revenue, WIFR_74446CAC4
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231369 | Washington State Housing Finance Commission Revenue, WAFR_93978LHE9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231369 | Texas Private Activity Bond Surface Transportation Corp. Revenue, TXFR_882667BX5
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231369 | Virginia Small Business Financing Authority Revenue, VAFR_928104PL6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231369 | University of California Revenue, CAFR_91412HUZ4
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231369 | New Jersey Economic Development Authority Revenue, NJFR_64577XCJ3
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231369 | Triborough Bridge & Tunnel Authority Revenue, NYFR_896032AK5
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231369 | County of Mecklenburg Revenue, NCFR_58400CBY2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231369 | City of San Francisco Public Utilities Commission Water Revenue, CAFR_79771FGB7
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231369 | New York
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000231369 | California
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000231369 | Florida
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231369 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000231369 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000231369 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000231369 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000231369 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231369 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231369 | Texas
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000225200 | Triborough Bridge & Tunnel Authority Revenue, NYFR_896032AK5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225200 | California Community Choice Financing Authority Revenue, CAFR_13013JEN2
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225200 | New Mexico Hospital Equipment Loan Council Revenue, NMFR_647370HV0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225200 | South Carolina Jobs-Economic Development Authority Revenue, SCFR_837032BS9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225200 | Oklahoma Turnpike Authority Revenue, OKFR_679111E42
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225200 | Southeast Energy Authority A Cooperative District Revenue, ALFR_84136HAU7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225200 | Utah Telecommunication Open Infrastructure Agency Revenue, UTFR_91756SAR4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225200 | New York City Industrial Development Agency Revenue, NYFR_64971PKD6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225200 | Main Street Natural Gas, Inc. Revenue, GAFR_56035DGB2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225200 | Fort Bend Independent School District, General Obligation, TXFR_346843PW9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225200 | New York
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000225200 | California
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000225200 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000225200 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225200 | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000225200 | Oklahoma
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000225200 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000225200 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225200 | Utah
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225200 | New Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000173571 | SPDR Portfolio Intermediate Term Treasury ETFFR_78464A672
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000173571 | SPDR Portfolio Mortgage-Backed Bond ETFFR_78464A383
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000173571 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000173571 | SPDR Portfolio Long Term Corporate Bond ETFFR_78464A367
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000173571 | SPDR Bloomberg 1-3 Month T-Bills ETFFR_78468R663
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000173571 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000173571 | SPDR Portfolio Intermediate Term Corporate Bond ETFFR_78464A375
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173571 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000173571 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101919 | SPDR Portfolio Long Term Corporate Bond ETFFR_78464A367
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000101919 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000101919 | SPDR Portfolio Aggregate Bond ETFFR_78464A649
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000101919 | SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000101919 | SPDR Portfolio Emerging Markets ETFFR_78463X509
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000101919 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000101919 | SPDR Dow Jones REIT ETFFR_78464A607
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000101919 | SPDR Bloomberg International Corporate Bond ETFFR_78464A151
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000101919 | SPDR S&P International Small Cap ETFFR_78463X871
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101919 | SPDR Bloomberg Emerging Markets USD Bond ETFFR_78468R515
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101919 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000101919 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000101919 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000101919 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000101919 | IndustryInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000101919 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000101919 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000101917 | SPDR Blackstone Senior Loan ETFFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000101917 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000101917 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000101917 | SPDR Dow Jones REIT ETFFR_78464A607
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000101917 | SPDR Bloomberg Emerging Markets USD Bond ETFFR_78468R515
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000101917 | SPDR Ssga U.S. Equity Premium Income ETFFR_78470P838
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000101917 | SPDR S&P Global Infrastructure ETFFR_78463X855
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000101917 | SPDR ICE Preferred Securities ETFFR_78464A292
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000101917 | SPDR Portfolio S&P 500 High Dividend ETFFR_78468R788
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000101917 | Schwab U.S. Dividend Equity ETFFR_808524797
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000101917 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000101917 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000101917 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000101917 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000101917 | IndustryInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000101917 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000101916 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000101916 | SPDR Dow Jones REIT ETFFR_78464A607
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000101916 | SPDR S&P Global Infrastructure ETFFR_78463X855
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000101916 | SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000101916 | SPDR S&P Global Natural Resources ETFFR_78463X541
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000101916 | SPDR FTSE International Government Inflation-Protected Bond ETFFR_78464A490
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000101916 | SPDR S&P Metals & Mining ETFFR_78464A755
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000101916 | The Energy Select Sector SPDR FundFR_81369Y506
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000101916 | SPDR Dow Jones International Real Estate ETFFR_78463X863
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000101916 | VanEck Agribusiness ETFFR_92189F700
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000101916 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000101916 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000101916 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000101916 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000101916 | IndustryInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000101916 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000101916 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000101916 | IndustryNatural Resources
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000119098 | U.S. Treasury BillsFR_912797QA8
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000119098 | U.S. Treasury NotesFR_91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000119098 | U.S. Treasury BillsFR_912797PZ4
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000119098 | U.S. Treasury BillsFR_912797QH3
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000119098 | U.S. Treasury NotesFR_91282CHN4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000119098 | Tyco Electronics Group SAFR_902133AZ0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000119098 | Microsoft Corp.FR_594918CN2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000119098 | Sumitomo Mitsui Financial Group, Inc.FR_86562MCT5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000119098 | Mitsubishi UFJ Financial Group, Inc.FR_606822AD6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000119098 | Sumitomo Mitsui Financial Group, Inc.FR_86562MAC4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000119098 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000119098 | IndustryAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000119098 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000119098 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000119098 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000119098 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000119098 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000119098 | IndustryAgriculture
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000119098 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000119098 | IndustryElectronics
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253545 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000253545 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000253545 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253545 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253545 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253545 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253545 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253545 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253545 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253545 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253545 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253545 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000253545 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000253545 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000253545 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253545 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253545 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253545 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253545 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253545 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000170017 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000170017 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000170017 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000170017 | The Technology Select Sector SPDR FundFR_81369Y803
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000170017 | The Health Care Select Sector SPDR FundFR_81369Y209
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000170017 | The Financial Select Sector SPDR FundFR_81369Y605
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000170017 | The Consumer Staples Select Sector SPDR FundFR_81369Y308
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000170017 | The Consumer Discretionary Select Sector SPDR FundFR_81369Y407
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000170017 | The Communication Services Select Sector SPDR FundFR_81369Y852
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000170017 | Real Estate Select Sector SPDR FundFR_81369Y860
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000170017 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000170017 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000170017 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	25.60%